Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Consolidation	These consolidated financial statements include the accounts of the Company and its directly and indirectly held wholly owned subsidiaries including, but not limited to: Shopify International Limited, incorporated in Ireland; Shopify Commerce Singapore Pte. Ltd., incorporated in Singapore; and Shopify LLC, Shopify Payments (USA) Inc. and Shopify Holdings (USA) Inc., incorporated in the state of Delaware in the United States. All intercompany accounts and transactions have been eliminated upon consolidation.
Basis of Presentation	These consolidated financial statements of the Company have been presented in United States dollars (USD) and have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), including the applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding financial reporting.
Use of Estimates	The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management. Significant estimates, judgments and assumptions in these consolidated financial statements include: key judgments related to revenue recognition in determining whether the Company is the principal or an agent to the arrangements with merchants; estimates of expected credit losses related to financial assets measured at amortized cost, including contract balances and merchant cash advances and loans; inputs used to fair value acquired intangible assets and equity and other investments in private companies and debt securities; estimates involved in evaluating the recoverability of the Company's right-of-use assets and leasehold improvements, including, but not limited to, the estimated useful lives of right-of-use assets and leasehold improvements; the incremental borrowing rate applied to lease payments; and the probability and amount of loss contingencies.
Revenue Recognition
The Company's sources of revenue consist of subscription solutions and merchant solutions.

The Company principally generates subscription solutions revenue through the sale of subscriptions to the platform. The Company also generates additional subscription solutions revenues from the sale of subscriptions to the Point-of-Sale (POS) Pro offering for brick and mortar merchants, the sale of themes and apps, the registration of domain names, and the collection of variable platform fees.
The Company generates merchant solutions revenue by providing additional services to merchants to increase their use of the platform. The Company earns merchant solutions revenue relating to Shopify Payments, Shopify Shipping, other transaction services, referral fees, the sale of POS hardware, advertising revenue on the Shopify App Store, Shopify Email, Shopify Capital, Shop Pay Installments, Shopify Balance, Shopify Fulfillment Network, collaborative warehouse fulfillment solutions, non-cash consideration obtained for services rendered as part of strategic partnerships, and Shopify Markets.

Arrangements with merchants do not provide the merchants with the right to take possession of the software supporting the Company’s hosting platform at any time and are therefore accounted for as service contracts. The Company’s subscription service contracts do not provide for refunds or any other rights of return to merchants in the event of cancellations.

The Company recognizes revenue to depict the transfer of promised services to its customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services by applying the following steps:
•Identify the contract with a customer;
•Identify the performance obligations in the contract;
•Determine the transaction price;
•Allocate the transaction price; and
•Recognize revenue when, or as, the Company satisfies a performance obligation.

The Company follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. In these instances, the Company determines whether it has promised to provide the specified service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination depends on the facts and circumstances of each arrangement and, in some instances, involves significant judgment. The Company recognizes revenue from Shopify Shipping, the sale of apps, the sale of themes, card services from Shopify Balance and Shop Pay Installments on a net basis as the Company is not primarily responsible for the fulfillment of the promised service, does not have control of the promised service, and does not have full discretion in establishing prices for the promised service and therefore is the agent in the arrangement with customers. All other revenue is reported on a gross basis, as the Company has determined it is the principal in the respective arrangements. In the fourth quarter of 2021, the Company commenced recognizing revenue for the sale of themes on a net basis (as an agent) as a result of revised contract terms with its theme partners.

Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.

The Company's arrangements with customers can include multiple performance obligations, which may consist of some or all of the Company's subscription solutions. When contracts involve multiple performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under Topic 606. In the case of subscription solutions, the Company has determined that merchants can benefit from the service on its own, and that the service being provided to the merchant is separately identifiable from other promises in the contract. Specifically, the Company considers the distinct performance obligations to be the subscription solution, custom themes, feature-enhancing apps and unique domain names. The total transaction price is determined at the inception of the contract and allocated to each performance obligation based on their relative standalone selling prices. In the case of merchant solutions, the transaction price for each performance obligation is based on the observable standalone selling price for each performance obligation. The transaction price for multiple merchant solutions is never a bundled price, therefore a relative allocation is not required.

The Company determines the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration for our subscription solutions include discounting practices, the size and volume of our transactions, the customer demographic, the geographic area where services are sold, price lists, our go-to-market strategy, historical standalone sales and contract prices. The determination of standalone selling prices is made through consultation with and approval by our management, taking into consideration our go-to-market strategy. As the Company's go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company generally receives payment from its merchants at the time of invoicing. In all other cases, payment terms and conditions vary by contract type, although terms generally include a requirement for payment within 30 days of the invoice date. In instances where timing of revenue recognition differs from the timing of invoicing and subsequent payment, we have determined our contracts do not include a significant financing component.

Subscription Solutions

Subscription revenue from the sale of subscriptions to the platform is recognized over time on a ratable basis over the contractual term. The contract terms are monthly, annual or multi-year subscription terms. Revenue recognition begins on the date that the Company’s service is made available to the merchant. Certain subscription contracts have a transaction price that includes a variable component that is based on the merchants' volume of sales. In such cases, the Company uses the exception to the general principles for accounting for variable consideration, which allows it to recognize revenue when the merchant's sale occurs and the performance obligation has been satisfied. Subscription revenue from the sale of POS Pro subscriptions is recognized over time on a ratable basis over the monthly or annual contractual term. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time, over the requisite service period.

Revenue from the sale of separately priced themes and apps is recognized at a point in time, when the arrangement between the merchant and partner is established. Revenue from the sale of rights to use a domain name that is sold separately, is recognized ratably over time, over the contractual term, which is generally an annual term. Revenue from themes, apps and domains have been classified within subscription solutions on the basis that they are products sold at the time the merchant initially enters into the subscription services arrangement or because the customer purchases the right to use the product over the term of the contract, similar to a subscription.

Merchant Solutions

Revenues earned from Shopify Payments related to payment processing fees and currency conversion fees, Shopify Shipping related to the sale of shipping labels, other transaction services, and referral fees are recognized at a point in time, at the time of the transaction. For the sale of POS hardware, revenue is recognized at a point in time, based on when ownership passes to the merchant, in accordance with the shipping terms. Advertising revenue on the Shopify App Store is recognized at a point in time as merchants click on the advertised apps. Shopify Email revenue is recognized at a point in time based on the merchants' volume of emails sent.

The Company also earns revenue from Shopify Capital, a merchant cash advance (MCA) and loan program for eligible merchants. The Company evaluates identified underwriting criteria such as, but not limited to, historical sales data prior to purchasing the eligible merchant's future receivables, or making a loan, to help assess collectibility. Under Shopify Capital, the Company purchases a designated amount of future receivables at a discount or makes a loan, and the merchant remits a fixed percentage of their daily sales to the Company, until the outstanding balance has been fully remitted. Certain merchant cash advances and loans are facilitated by the Company and originated by a bank partner, from whom the Company then purchases the merchant cash advances and loans obtaining all rights, title, and interest or discount for a fee calculated as a percentage of the merchant cash advance or loan's principal. In the years ended December 31, 2021 and 2020, these purchases added up to $127,037 and $nil, respectively, of merchant cash advances and loans to Shopify merchants. Revenues for Shopify Capital are earned in accordance with the description below and are presented net of any deferred origination fees which are amortized over the contractual or expected term of the MCA or loan. For Shopify Capital MCA's, the Company applies a percentage of the remittances collected against the merchant's receivable balance, and a percentage, which is related to the discount, as merchant solutions revenue. For certain Shopify Capital loans, there is a fixed maximum repayment term. For certain other Shopify Capital loans, the Company calculates an expected repayment date. Using the merchant's contractual or expected repayment date, the Company calculates an effective interest rate based on the merchant's expected future payment volume to determine how much of a merchant's repayment to recognize as revenue and how much to apply against the merchant's receivable balance. In the years ended December 31, 2021 and 2020, $19,496 and $12,167, respectively, of revenue recognized as merchant solutions revenue required the application of an effective interest rate, per ASC 310.

Revenues earned from Shop Pay Installments, a "buy now pay later" product, are recognized at a point in time when a merchant makes a sale using this product, and is based on a percentage of the total order value. The Company earns and recognizes a portion of the revenue from each merchant sale, with the majority of revenue earned and recognized by the Company's third-party provider that bears the buyer underwriting and buyer credit risk associated with the product.

Revenues earned from Shopify Balance, our money management product, are recognized at the time of the transaction as the card is used, with cash back rewards earned through the program netted against revenue.

Revenues earned from Shopify Fulfillment Network related to warehouse storage and outbound shipping are recognized over time, as merchants receive and consume the benefits obtained from the warehouse storage service and shipping service, respectively. Revenues related to picking, packaging, and preparing orders for shipment are recognized once the services have been rendered. In some instances, the Company offers an all-in fulfillment service that combines warehouse storage, picking, packaging and preparing orders for shipment, and outbound shipping. This all-in fulfillment service revenue is recognized over time from the point the Company receives and inbounds the product up to delivery to the end-customer.

Revenues earned from providing cloud-based software on collaborative warehouse fulfillment solutions are recognized over time, over the contractual term, which can be up to five years. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time, over the requisite service period.

In connection with certain revenue contracts with customers, the Company, from time to time, receives non-cash consideration in the form of equity investments in the customer as a component of the transaction price. When the transaction price includes non-cash consideration, the non-cash consideration is measured as the fair value at the inception of the contract, and any changes in fair value of the equity investments after contract inception are excluded from revenue, and classified as "other income, net" in the consolidated statement of operations and comprehensive income. The estimated fair value of such consideration is determined using multiple valuation techniques, including the income approach and the market approach. As the Company is required to provide referral services and other services to support the partners' merchant offerings over the period of the performance obligations, revenue is deferred and recognized over time on a ratable basis over the expected terms of the contracts, which are typically three to seven years in length.
In addition, the Company integrates services to centralize the platform's cross-border capabilities and enable merchants to penetrate the global commerce market through Shopify Markets. Shopify Markets leverages the Company's existing transactional services and partnerships from which the Company earns referral fees to provide a tailored experience for each market. Revenues earned are recognized in accordance with the preceding paragraphs.

Capitalized Contract Costs
As part of obtaining contracts with certain merchants, the Company incurs upfront costs such as sales commissions. The Company capitalizes these contract costs, which are subsequently amortized on a systematic basis consistent with the pattern of the transfer of the good or service to which the contract asset relates, which is generally on a straight-line basis over the estimated life of the merchant relationship. In some instances, the Company applies the practical expedient that allows it to determine this estimate for a portfolio of contracts that have similar characteristics in terms of type of service, contract term and pricing. This estimate is reviewed by management at the end of each reporting period as additional information becomes available. For certain contracts where the amortization period of the contract costs would have been one year or less, the Company uses the practical expedient that allows it to recognize the incremental costs of obtaining those contracts as an expense when incurred and not consider the time value of money.
Cost of Revenues	The Company’s cost of revenues related to subscription solutions consist of third-party infrastructure, hosting costs and other direct costs, an allocation of costs incurred by both the operations and support functions, credit card fees related to billing our merchants, payments for domain registration, amortization of acquired intangible assets, amortization of internally developed software costs and, until the end of the third quarter of 2021, the costs of themes.The Company's cost of revenues related to merchant solutions includes payment processing and interchange fees related to Shopify Payments, credit card fees related to billing its merchants, product costs associated with expanding our product offerings, including Shopify Balance, amortization of acquired intangible assets relating mostly to the acquired 6 River Systems, LLC (6RS) technology, amortization of internally developed software costs, POS hardware costs, third-party infrastructure and hosting costs, and an allocation of costs incurred by both the operations and support functions. Merchant solutions cost of revenues also includes costs associated with warehouse storage, outbound shipping, picking, packaging, and the preparation of orders for shipment as part of the Shopify Fulfillment Network offering, and materials and third-party manufacturing costs associated with 6RS for those fulfillment robots sold to customers rather than leased to customers, which are capitalized and depreciated into cost of revenues.
Software Development Costs
Research and development costs are generally expensed as incurred. These costs primarily consist of personnel and related expenses, contractor and consultant fees, stock-based compensation, and corporate overhead allocations, including depreciation.

The Company capitalizes certain development costs incurred in connection with its internal use software. These capitalized costs are related to the development of its software platform that is hosted by the Company and accessed by its merchants on a subscription basis as well as material internal infrastructure software. Costs incurred in the preliminary stages of development are expensed as incurred. The Company starts to capitalize all direct and incremental costs incurred during the application development phase when it is probable the expenditures will result in additional features and functionality. Capitalization ceases once the additional features and functionality are put into service. Capitalized costs are recorded as part of intangible assets in the consolidated balance sheets and are amortized on a straight-line basis over their estimated useful lives of two or three years. Costs that meet the criteria for capitalization were not material for the periods presented. Maintenance costs are expensed as incurred.

Advertising Costs	Advertising costs are expensed as incurred.
Leases
The Company accounts for leases by first determining if an arrangement is a lease, or contains a lease, at inception. Right-of-use assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. The right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company's leases do not provide an implicit rate, therefore, the incremental borrowing rate based on the information available at commencement date was used to determine the present value of lease payments. The right-of-use assets exclude lease incentives, which are accounted for as a reduction of lease liabilities if they have not yet been received. The Company's lease terms may include options to extend or terminate the lease. These options are included in the lease terms when it is reasonably certain they will be exercised. Lease expense related to lease components is recognized on a straight-line basis over the lease term.

The carrying values of right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value. For right-of-use assets that are impaired, the remaining carrying value of the right-of-use assets are amortized on a straight line basis over the remaining term of the lease.
The Company's lease agreements include lease and non-lease components, which are accounted for separately under Topic 842, Leases. Variable lease components and non-lease components are excluded from the lease payments used to calculate the right-of-use assets and lease liabilities, and are recorded in the period in which the obligation for the payment is incurred.
Leases	The Company subleases certain leased office space and recognizes sublease income on a straight-line basis over the sublease term. Sublease payments received for variable lease costs will be recorded as income, as earned. The Company recognizes sublease income as an offset to lease expense in the consolidated statements of operations and comprehensive income.
Stock-Based Compensation
The accounting for stock-based awards is based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation cost is recognized in the consolidated statements of operations and comprehensive income as an operating expense over the requisite service period.

The fair value of stock options is determined using the Black-Scholes option-pricing model, single option approach. An estimate of forfeitures is applied when determining compensation expense. The Company determines the fair value of stock option awards on the date of grant using assumptions regarding expected term, share price volatility over the expected term of the awards, risk-free interest rate, and dividend rate. All shares issued under the Company's Fourth Amended and Restated Stock Option Plan (Legacy Option Plan), the Second Amended and Restated Stock Option Plan (SOP), and the Second Amended and Restated Long Term Incentive Plan (LTIP), and 6 River Amended and Restated Stock Option and Grant Plan are from treasury.
The fair value of restricted share units (RSUs) is measured using the fair value of the Company's shares as if the RSUs were vested and issued on the grant date. An estimate of forfeitures is applied when determining compensation expense. All shares issued under the Company's LTIP are from treasury.
Income Taxes
Income tax expense includes Canadian, U.S., and foreign income taxes.

Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized. The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including its recent cumulative loss experience and expectations of future earnings, capital gains and investment in the applicable jurisdiction, the carry-forward periods available to it for tax reporting purposes, and other relevant factors.
The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the consolidated financial statements.
Earnings Per Share
Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of shares of common stock outstanding during the year, plus the effect of dilutive potential common stock outstanding during the year.

The Company uses the treasury stock method for calculating the effect of dilutive potential common stock from employee stock options and employee RSUs. This method requires that dilutive effect be calculated as if all dilutive potential common stock had been exercised at the latest of the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common stock of the Company at the average fair value of the common stock during the year.
The Company uses the if-converted method for calculating the effect of dilutive potential common stock from its 0.125% convertible senior notes due 2025 (the "Notes"). If the effect of the if-converted method is dilutive, net earnings are adjusted for the after-tax effect of debt interest relating to the Notes and the amount of dilutive potential common stock are included in the total number of shares used to compute diluted earnings per share. If the effect of the if-converted method is anti-dilutive, no adjustments are made to net earnings or the total number of shares used to compute diluted earnings per share. The Company applies this method by using the common stock issuable upon conversion determined by the end-of-period conversion price.

Foreign Currency Translation and Transactions	The functional and reporting currency of the Company and its subsidiaries is the USD. Monetary assets and liabilities denominated in foreign currencies are re-measured to USD using the exchange rates at the consolidated balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in USD using historical exchange rates. Revenues and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded in the Company’s consolidated statements of operations and comprehensive income as foreign exchange gain (loss), with the exception of foreign exchange forward contracts used for hedging which are re-measured in other comprehensive income (loss) and the gain (loss) is then reclassified into earnings to either cost of revenue or operating expenses in the same period, or periods, during which the hedged transaction affects earnings. The Company is exposed to foreign exchange fluctuations on the revaluation of foreign currency assets and liabilities. The Company uses foreign exchange derivative products to manage the impact of foreign exchange fluctuations. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties.
Cash and Cash Equivalents	The Company considers all short-term highly liquid investments that are readily convertible into known amounts of cash, with original maturities at their acquisition date of three months or less to be cash equivalents.
Marketable Securities	The Company’s marketable securities consist of U.S. and Canadian federal bonds and agency securities, U.S. term deposits, and corporate bonds and commercial paper, and mature within 12 months from the date of purchase. Marketable securities are classified as held-to-maturity at the time of purchase and this classification is re-evaluated as of each consolidated balance sheet date. Held-to-maturity securities represent those securities that the Company has both the positive intent and ability to hold to maturity and are carried at amortized cost. Interest on these securities, as well as amortization/accretion of premiums/discounts, are included in interest income. Marketable securities are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company would be required to sell the securities before the recovery of their remaining amortized cost basis. Realized gains and losses determined to be other than temporary are determined based on the specific identification method and are reported in other income (expense) in the consolidated statements of operations and comprehensive income.
Equity and Other Investments
Strategic investments are a part of the Company's strategy and use of capital, expanding its expertise and building strong partnerships around strategic initiatives. The Company holds equity and other investments in public companies with readily determinable fair values, as well as in private companies without readily determinable fair values. Equity and other investments in publicly traded companies with readily determinable fair values are carried at fair value at each balance sheet date and any movements in the fair value are recognized into net income. Equity and other investments in private companies without readily determinable fair values are carried at cost less impairments, with subsequent adjustments for observable changes (referred to as the measurement alternative). The Company also holds an investment in convertible notes of a private company which is classified as an available-for-sale debt security, for which the Company has elected to account for under the fair value option. The investment is carried at fair value at each balance sheet date and any movements in the fair value are recognized in net income.

The Company evaluates each investee to determine if the investee is an equity investment for which the company has significant influence. As of December 31, 2021 and 2020, there were no such investments. The Company also evaluates each investee to determine if the investee is a variable interest entity and, if so, whether the Company is the primary beneficiary of the variable interest entity. The Company has determined, as of December 31, 2021 and 2020, that there were no variable interest entities required to be consolidated in the Company’s consolidated financial statements.

Fair Value Measurements
The carrying amounts for cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances receivable, loans, trade accounts payable and accruals, and employee-related accruals approximate fair value due to the short-term maturities of these instruments.
The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance, using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value Option	The guidance in ASC 815, Derivatives and Hedging, provides a fair value option election that allows entities to make an irrevocable election to not separate embedded derivatives from their host contract and to fair value the hybrid instrument upon initial recognition and subsequent measurement dates for certain eligible financial assets and liabilities. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument by instrument basis and must be applied to an entire instrument and is irrevocable once elected. The Company has elected to apply the fair value option to its investment in convertible notes in a private company. The fair value election was made in order to maintain consistency in presentation across equity and other investments.
Derivatives and Hedging
The majority of the Company's derivative products are foreign exchange forward contracts, which are designated as cash flow hedges of foreign currency forecasted expenses. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counterparties. The Company may hold foreign exchange forward contracts to mitigate the risk of future foreign exchange rate volatility related to future Canadian dollar (CAD) and Great Britain pounds (GBP) denominated costs and current and future obligations.

The Company's foreign currency forward contracts generally have maturities of twelve months or less. The critical terms match method is used when the key terms of the hedging instrument and that of the hedged item are aligned; therefore, the changes in fair value of the forward contracts are recorded in accumulated other comprehensive income (AOCI). The effective portion of the gain or loss on each forward contract is reported as a component of AOCI and reclassified into earnings to either cost of revenue or operating expense in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of the gains or losses, if any, is recorded immediately in other income (expense).

For hedges that do not qualify for the critical terms match method of accounting, a formal assessment is performed to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer probable of occurring, or if the Company removes the derivative's hedge designation. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified into earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring.
In addition, the Company has a master netting agreement with each of the Company's counterparties, which permits net settlement of multiple, separate derivative contracts with a single payment. The Company presents its derivative instruments on a net basis in the consolidated financial statements.
Provision for Credit Losses Related to Merchant Cash Advances and Loans and Provision for Transaction Losses Related to Shopify Payments, Shop Pay Installments, and Shopify Balance
Merchant cash advance receivables and loans represent the aggregate amount of Shopify Capital related receivables owed by merchants as of the balance sheet date, net of an allowance for expected credit losses. The Company estimates the provision based on an assessment of various factors, including historical trends, merchants' gross merchandise volume (GMV), supportable forecasted information and other factors, including macroeconomic factors, that may affect the merchants' ability to make future payments on the receivables. Additions to the provision are reflected in current operating results, while charges against the provision are made when losses are incurred. These additions are classified within transaction and loan losses on the consolidated statements of operations and comprehensive income. Recoveries are reflected as a reduction in the allowance for credit losses related to merchant cash advances and loans when the recovery occurs.

Provision for Transaction Losses Related to Shopify Payments, Shop Pay Installments, and Shopify Balance

Shopify Payments, Shop Pay Installments, and Shopify Balance losses arise from unrecovered merchant transactions due to returns and disputes. Shopify Balance may also incur losses when a merchant account experiences unauthorized transactions where funds cannot be recovered or reversed. The Company estimates the provision based on an assessment of various factors, including historical trends, GMV (facilitated using Shopify Payments and Shop Pay Installments including those managed using Shopify Balance), supportable forecasted information and other factors that may increase the volume of losses. Additions to the provision are reflected in current operating results, while charges against the provision are made when losses are incurred. These additions are classified within transaction and loan losses on the consolidated statements of operations and comprehensive income.

Loss Contingencies	The Company records accruals for loss contingencies when losses are probable and reasonably estimable. The Company evaluates developments in legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others, because: (i) the damages sought are indeterminate; (ii) the proceedings are in the relative early stages; (iii) there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) there remain significant factual issues to be determined or resolved; (vi) the relevant law is unsettled; or (vii) the proceedings involve novel or untested legal theories. In such instances, there may be considerable uncertainty regarding the ultimate resolution of such matters, including the likelihood or magnitude of a possible eventual loss, if any.
Convertible Senior Notes	The Company accounts for the Notes at amortized cost as a single unit of account on the balance sheet. The carrying value of the liability is represented by the face amount of the Notes, less debt offering costs, plus any amortization of offering costs. Offering costs are being amortized to interest expense over the term of the Notes using the effective interest rate method.
Property and Equipment	Property and equipment is stated at cost, less accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Computer equipment and fulfillment robots are depreciated over the lesser of three years and their estimated useful lives while furniture and equipment is depreciated over four years and warehouse equipment is depreciated over 10 years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases, which range from one to fifteen years. The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.
Intangible Assets	Intangible assets are stated at cost, less accumulated amortization and impairment. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Purchased software is amortized over a three-year period, acquired technology is amortized over a two to nine year period, acquired customer relationships are amortized over a two- to five-year period, capitalized software development costs are amortized over a two- to three-year period, and other intangible assets are amortized over a three- to ten-year period. Amortization is recorded into cost of revenues and operating expenses, depending on the nature of the asset. The carrying values of intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset or asset group to their net carrying value. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.
Goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually. Should certain events or indicators of impairment occur between annual impairment tests, the Company will perform the impairment test as those events or indicators occur. Examples of such events or circumstances include the following: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s fair value; a significant adverse change in the business climate; and slower growth rates.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting unit, and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill. This is done by comparing the fair value of the reporting unit with the carrying value of the reporting unit that includes goodwill. If the fair value of the reporting unit is greater than its carrying value, including goodwill, no impairment results. If the fair value of the reporting unit is less than its carrying value, including goodwill, an impairment loss would be recognized in the consolidated statements of operations and comprehensive income in an amount equal to that difference, limited to the total amount of goodwill allocated to that reporting unit. The
Company has an unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the quantitative goodwill impairment test. The Company may resume performing the qualitative assessment in any subsequent period.
Business Combinations	The Company follows the acquisition method to account for business combinations in accordance with ASC 805, Business Combinations. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded in the consolidated statements of operations and comprehensive income.
Segment Information	The Company’s chief operating decision maker (CODM) is a function comprised of three executives, specifically the Chief Executive Officer, the President and the Chief Financial Officer. The CODM is the highest level of management responsible for assessing Shopify’s overall performance, and making operational decisions such as resource allocations related to operations, product prioritization, and delegations of authority. Management has determined that the Company operates in a single operating and reportable segment.
Concentration of Credit Risk	The Company’s cash and cash equivalents, marketable securities, trade and other receivables, merchant cash advances, loans and related receivables, equity and other investments, debt securities and foreign exchange derivative products subject the Company to concentrations of credit risk. Management mitigates this risk associated with cash and cash equivalents by making deposits and entering into foreign exchange derivative products only with large banks and financial institutions that are considered to be highly creditworthy. Management mitigates the risks associated with marketable securities by adhering to its investment policy, which stipulates minimum rating requirements, maximum investment exposures and maximum maturities. Due to the Company’s diversified merchant base, there is no particular concentration of credit risk related to the Company’s trade and other receivables and merchant cash advances and loans receivable. Trade and other receivables and merchant cash advances and loans receivable are monitored on an ongoing basis to ensure timely collection of amounts. The Company has mitigated some of the risks associated with Shopify Capital by opening insurance policies with Export Development Canada (EDC), a wholly-owned corporation of the Government of Canada, who is AAA rated as at December 31, 2021. The Company’s policies cover certain merchant cash advances and loans, subject under certain policies to minimum claim requirements and regional restrictions. The Company pays EDC a monthly premium based on total eligible dollars advanced, and records this as general and administrative expense in the consolidated statements of operations and comprehensive income. All policies include a deductible set at either a specified dollar loss threshold or calculated as a percentage of eligible advances issued. After considering the Company’s deductible and the insurer's maximum liability under the policies, the majority of the Company's gross outstanding balance of merchant cash advances and loans as at December 31, 2021 is covered. The receivable related to insurance recoveries, if any, is included in the merchant cash advances, loans and related receivables balance. The Company mitigates the risks associated with its equity and other investments and debt securities through its diligence process performed prior to investing. There are no receivables from individual merchants accounting for 10% or more of revenues or receivables. Potential ongoing effects from the novel coronavirus (COVID-19) on the Company's credit risk have been considered and have resulted in adjustments to the Company's allowances for expected credit losses on contract balances and merchant cash advances and loans. The Company continues its assessment given the fluidity of COVID-19's global impact.
Interest Rate Risk	Certain of the Company’s cash, cash equivalents and marketable securities and loans, and debt securities earn interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. The Company's Notes have a fixed annual interest rate and thus, the Company does not have economic interest rate exposure on the Notes. The Company is not exposed to material interest rate risk.
Foreign Exchange Risk
The Company is exposed to foreign exchange fluctuations on the revaluation of foreign currency assets and liabilities. The Company uses foreign exchange derivative products to manage the impact of foreign exchange fluctuations. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties.

While the majority of the Company's revenues and cost of revenues are denominated in USD, a significant portion of operating expenses are incurred in CAD and GBP. As a result, earnings could be adversely affected by an increase in the value of the foreign currency relative to the USD.

Accounting Pronouncements Adopted in the Year and Recent Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Adopted in the Year

In August 2020, the Financial Accounting Standards Board (FASB) issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity, which eliminates certain models associated with accounting for convertible instruments, makes targeted improvements to the disclosures for convertible instruments and earnings per share guidance, and amends the guidance for the derivative scope exception for contracts in an entity's own equity. The updates are effective for annual periods beginning after December 15, 2021 including interim periods within those periods. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those periods. The Company early adopted this ASU effective January 1, 2021 using the modified retrospective approach.
The adoption eliminated the requirement to separately account for the liability and equity components of the Notes, which existed under previous accounting guidance. This resulted in a reclassification of $158,810 from additional paid-in capital to long-term liabilities. Furthermore, as a result of the adoption, non-cash interest expense related to the Company's currently outstanding Notes has been eliminated. As the Company previously recognized non-cash interest expense relating to the debt discount on the liability component, this resulted in a $8,198 cumulative adjustment to increase opening retained earnings.

Recent Accounting Pronouncements Not Yet Adopted

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. The updates are effective for annual periods beginning after December 15, 2022, including interim periods within those periods. Early adoption is permitted, including the adoption in an interim period. The Company is still assessing the timing of adoption, at which time the guidance would be applied prospectively and if at an interim period, retrospectively for the related fiscal year.

Comparative Figures	Certain comparative figures have been reclassified in order to conform to the current period presentation.